Subsequent Events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent Events

25. Subsequent Events

On May 20, 2026, consultants and directors of the Company exercised 3,888 RSUs into common shares of the Company.

On June 1, 2026 the Company granted 141,552 RSUs to consultants and directors of the Company. This was granted pursuant to an equity incentive scheme implemented by the Company to incentivise consultants and employees.

Subsequent to year end the Company issued 1,517,163 shares for gross proceeds of $16,918,293 under the ELOC.